Stockpiles and ore on leach pads, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion -
Stockpiles		$ 7,363
Ore on leach pads	$ 111,358	124,364
Net realizable value adjustment (b)	(1,259)	(10,212)
Current ore stockpiles	110,099	121,515
Non-current portion -
Stockpiles	39,627	33,088
Ore on leach pads	44,546	39,674
Net realizable value adjustment (b)		(3,075)
Non-current ore stockpiles	$ 84,173	$ 69,687